Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance (in shares) at Nov. 30, 2020	148,699,191
Balance at Nov. 30, 2020	$ 128,182	$ 9,103	$ (59,935)	$ (13,047)	$ 64,303	$ 1,204	$ 65,507
Statement Line Items [Line Items]
Options exercised (in shares)	1,181,656						1,154,918
Options exercised	$ 1,883	(752)	0	0	1,131	0	$ 1,131
Restricted share rights vested (in shares)	36,540
Restricted share rights vested	$ 105	(105)	0	0	0	0	0
Settlement of litigation (in shares)	324,723
324,723 GoldMining Shares	$ 526	0	0	0	526	0	526
Issuance cost	(7)	0	0	0	(7)	0	(7)
Gold Royalty private placement	0	0	85	0	85	53	138
Gold Royalty restricted shares	0	0	(402)	0	(402)	402	0
Share-based compensation	0	1,861	1,081	0	2,942	72	3,014
Initial recognition of deferred tax benefits of share issuance costs	393	0	0	0	393	0	393
Other comprehensive income	0	0	0	6,378	6,378	0	6,378
Net income (loss) for the year	0	0	100,355	0	100,355	(171)	100,184
Deconsolidation of the non-controlling interests	$ 0	0	0	0	0	(1,560)	(1,560)
Balance (in shares) at Nov. 30, 2021	150,242,110
Balance at Nov. 30, 2021	$ 131,082	10,107	41,184	(6,669)	175,704	0	$ 175,704
Statement Line Items [Line Items]
Options exercised (in shares)	691,501						691,501
Options exercised	$ 1,516	(429)	0	0	1,087	0	$ 1,087
Restricted share rights vested (in shares)	72,564
Restricted share rights vested	$ 140	(140)	0	0	0	0	0
Share-based compensation	0	2,392	0	0	2,392	0	2,392
Other comprehensive income	0	0	0	(49,033)	(49,033)	0	(49,033)
Net income (loss) for the year	$ 0	0	(13,200)	0	(13,200)	0	(13,200)
Common shares issued for cash (in shares)	12,653,643
Common shares issued for cash	$ 18,452	0	0	0	18,452	0	18,452
Agents' fees and issuance costs	$ (460)	0	0	0	(460)	0	(460)
Issued capital pursuant to acquisiton of: Exploration and evaluation assets (in shares)	10,000
Issued capital pursuant to acquisiton of: Exploration and evaluation assets	$ 24	0	0	0	24	0	24
Deferred tax benefits of share issuance costs	$ 125	0	0	0	125	0	125
Balance (in shares) at Nov. 30, 2022	163,669,818
Balance at Nov. 30, 2022	$ 150,879	$ 11,930	$ 27,984	$ (55,702)	$ 135,091	$ 0	$ 135,091